SIGNIFICANT ACCOUNTING POLICIES - Schedule of Components of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 3,055,423	$ 2,837,959	$ 2,588,484
Other comprehensive (income) loss before reclassifications	26,539	(79,124)	(15,746)
Amounts reclassified from accumulated other comprehensive income (loss)	25,606	7,608	(7,331)
Total other comprehensive income (loss)	52,145	(71,516)	(23,077)
Ending balance	3,354,500	3,055,423	2,837,959
Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(111,255)	(39,739)	(16,662)
Ending balance	(59,110)	(111,255)	(39,739)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(34,386)	(1,486)	13,285
Other comprehensive (income) loss before reclassifications	18,029	(33,319)	(13,368)
Amounts reclassified from accumulated other comprehensive income (loss)	12,271	419	(1,403)
Total other comprehensive income (loss)	30,300	(32,900)	(14,771)
Ending balance	(4,086)	(34,386)	(1,486)
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,102)	3,932	4,836
Other comprehensive (income) loss before reclassifications	(5,300)	(18,223)	5,024
Amounts reclassified from accumulated other comprehensive income (loss)	13,335	7,189	(5,928)
Total other comprehensive income (loss)	8,035	(11,034)	(904)
Ending balance	933	(7,102)	3,932
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(69,767)	(42,185)	(34,783)
Other comprehensive (income) loss before reclassifications	13,810	(27,582)	(7,402)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Total other comprehensive income (loss)	13,810	(27,582)	(7,402)
Ending balance	$ (55,957)	$ (69,767)	$ (42,185)